Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
5. Leases
Operating ROU assets	$ 4,612,000	$ 3,423,000
Operating lease liabilities	4,677,000	3,471,000
Rent expense	$ 703,000	$ 880,000	$ 949,000
Lease term	15 years